UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 06088

Salomon Brothers Institutional Series Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Fl. Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-725-6666

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

ITEM 1.           SCHEDULES OF INVESTMENTS

SALOMON BROTHERS INSTITUTIONAL SERIES
FUNDS INC

High Yield Bond Fund

Emerging Markets Debt Fund

FORM N-Q

MAY 31, 2006

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited)	May 31, 2006

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 91.9%
Aerospace & Defense — 3.2%
$600,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$590,250
600,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	633,000
	DRS Technologies Inc., Senior Subordinated Notes:
475,000	6.875% due 11/1/13	467,875
225,000	6.625% due 2/1/16	219,375
	L-3 Communications Corp., Senior Subordinated Notes:
580,000	7.625% due 6/15/12	594,500
50,000	6.125% due 7/15/13	47,375
625,000	6.375% due 10/15/15	593,750
1,000,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,067,500
175,000	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	186,375
	Total Aerospace & Defense	4,400,000
Airlines — 0.4%
	Continental Airlines Inc., Pass-Through Certificates:
25,018	Series 1998-1, Class C, 6.541% due 9/15/09	23,674
500,000	Series 2001-2, Class D, 7.568% due 12/1/06	498,985
	Total Airlines	522,659
Auto Components — 0.8%
425,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	410,125
288,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	311,760
440,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	411,400
	Total Auto Components	1,133,285
Automobiles — 3.1%
	Ford Motor Co.:
125,000	Debentures, 8.900% due 1/15/32	99,375
3,650,000	Notes, 7.450% due 7/16/31	2,664,500
	General Motors Corp., Senior Debentures:
275,000	8.250% due 7/15/23	208,312
1,825,000	8.375% due 7/15/33	1,393,844
	Total Automobiles	4,366,031
Building Products — 1.7%
610,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	634,400
150,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	161,250
1,045,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,055,450
485,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	459,537
	Total Building Products	2,310,637
Capital Markets — 0.4%
378,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	416,745
135,000	E*TRADE Financial Corp., Senior Notes, 7.875% due 12/1/15	141,075
	Total Capital Markets	557,820
Chemicals — 2.8%
	Airgas Inc.:
325,000	Medium-Term Notes, 7.750% due 9/15/06	327,437
275,000	Senior Subordinated Notes, 9.125% due 10/1/11	290,125
350,000	Chemtura Corp., 6.875% due 6/1/16	341,250
325,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	353,437
300,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	286,500
271,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	277,098

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Chemicals — 2.8% (continued)
$350,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	$357,875
200,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	221,000
275,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	301,813
450,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	468,562
170,000	Montell Finance Co. BV, 8.100% due 3/15/27 (a)	159,163
	Rhodia SA:
200,000	Senior Notes, 7.625% due 6/1/10	200,750
233,000	Senior Subordinated Notes, 8.875% due 6/1/11	236,495
	Total Chemicals	3,821,505
Commercial Services & Supplies — 2.6%
300,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	303,000
	Allied Waste North America Inc.:
	Senior Notes, Series B:
458,000	9.250% due 9/1/12	490,632
675,000	7.250% due 3/15/15	664,031
150,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	145,125
225,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	256,781
200,000	Buhrmann US Inc., Senior Subordinated Notes, 7.875% due 3/1/15	201,000
275,000	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (a)	274,313
	Cenveo Corp.:
175,000	Senior Notes, 9.625% due 3/15/12	187,359
150,000	Senior Subordinated Notes, 7.875% due 12/1/13	145,500
	Corrections Corporation of America:
375,000	Senior Notes, 6.750% due 1/31/14	366,563
225,000	Senior Subordinated Notes, 6.250% due 3/15/13	214,875
225,000	IKON Office Solutions Inc., 7.750% due 9/15/15	227,250
135,000	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	145,125
325,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)	325
	Total Commercial Services & Supplies	3,621,879
Communications Equipment — 0.9%
1,400,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,226,750
Computers & Peripherals — 1.4%
325,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	335,563
	SunGard Data Systems Inc.:
175,000	Senior Notes, 9.125% due 8/15/13 (a)	184,406
1,405,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	1,475,250
	Total Computers & Peripherals	1,995,219
Consumer Finance — 3.7%
	Ford Motor Credit Co., Notes:
1,040,000	6.625% due 6/16/08	985,423
375,000	7.875% due 6/15/10	346,273
910,000	7.000% due 10/1/13	786,061
	General Motors Acceptance Corp.:
2,525,000	Bonds, 8.000% due 11/1/31	2,377,894
680,000	Notes, 6.875% due 8/28/12	632,860
	Total Consumer Finance	5,128,511
Containers & Packaging — 3.0%
350,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	381,500
610,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	625,250

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Containers & Packaging — 3.0% (continued)
	Graphic Packaging International Corp.:
$65,000	Senior Notes, 8.500% due 8/15/11	$65,813
525,000	Senior Subordinated Notes, 9.500% due 8/15/13	530,250
162,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	153,090
295,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	309,013
	Owens-Brockway Glass Container Inc.:
475,000	Senior Notes, 6.750% due 12/1/14	452,437
375,000	Senior Secured Notes, 8.750% due 11/15/12	398,437
250,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	251,875
95,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (c)	100,700
275,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	174,625
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
420,000	9.750% due 2/1/11	432,600
275,000	8.375% due 7/1/12	261,250
	Total Containers & Packaging	4,136,840
Diversified Consumer Services — 0.9%
325,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	326,625
825,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	897,187
	Total Diversified Consumer Services	1,223,812
Diversified Financial Services — 4.7%
488,000	Alamosa Delaware Inc., Senior Discount Notes, 12.000% due 7/31/09	524,600
425,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14	408,000
300,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	289,500
160,000	CitiSteel USA Inc., Notes, 12.480% due 9/1/10 (a)(d)	166,000
1,770,000	Dow Jones CDX HY, Pass-Through Trust, Series 6-T3, 8.125% due 6/29/11 (a)	1,746,769
265,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	282,887
40,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	44,200
225,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	234,000
275,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	279,125
360,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	357,300
400,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	354,000
440,000	UCAR Finance Inc., 10.250% due 2/15/12	470,800
325,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.742% due 10/1/15	240,500
1,100,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,133,000
	Total Diversified Financial Services	6,530,681
Diversified Telecommunication Services — 3.7%
	Cincinnati Bell Inc.:
445,000	7.000% due 2/15/15	432,762
55,000	Senior Subordinated Notes, 8.375% due 1/15/14	55,825
415,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	437,825
255,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	274,444
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
225,000	9.750% due 10/1/09	231,187
150,000	10.500% due 11/1/10	158,063

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Diversified Telecommunication Services — 3.7% (continued)
	Intelsat Ltd.:
$225,000	Notes, 7.625% due 4/15/12	$188,438
475,000	Senior Discount Notes, step bond to yield 9.231% due 2/1/15 (a)	345,562
	Intelsat Subsidiary Holding Co., Ltd., Senior Notes:
150,000	9.614% due 1/15/12 (d)	152,813
70,000	8.625% due 1/15/15	71,225
300,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	311,250
75,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	75,750
150,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	156,375
	Qwest Communications International Inc., Senior Notes:
70,000	7.500% due 2/15/14	70,000
340,000	Series B, 7.500% due 2/15/14	338,300
	Qwest Corp.:
	Debentures:
115,000	7.500% due 6/15/23	110,400
1,225,000	6.875% due 9/15/33	1,085,656
545,000	Notes, 8.875% due 3/15/12	587,237
	Total Diversified Telecommunication Services	5,083,112
Electric Utilities — 2.0%
250,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	269,375
	Edison Mission Energy, Senior Notes:
275,000	10.000% due 8/15/08	299,406
375,000	7.730% due 6/15/09	384,375
325,000	9.875% due 4/15/11	382,281
195,796	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	210,114
520,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	529,100
	Reliant Energy Inc., Senior Secured Notes:
325,000	9.250% due 7/15/10	329,469
425,000	9.500% due 7/15/13	431,375
	Total Electric Utilities	2,835,495
Energy Equipment & Services — 0.7%
107,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	108,070
125,000	Grant Prideco Inc., Senior Notes, 6.125% due 8/15/15	117,813
	Hanover Compressor Co., Senior Notes:
315,000	8.625% due 12/15/10	326,025
300,000	9.000% due 6/1/14	320,250
100,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	101,000
	Total Energy Equipment & Services	973,158
Food & Staples Retailing — 0.0%
50,000	Rite Aid Corp., Senior Secured Second Lien Notes, 8.125% due 5/1/10	50,625
Food Products — 1.2%
156,763	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	159,931
	Doane Pet Care Co.:
250,000	Senior Notes, 10.750% due 3/1/10	273,200
25,000	Senior Subordinated Notes, 10.625% due 11/15/15	31,208
	Dole Food Co. Inc.:
475,000	Debentures, 8.750% due 7/15/13	454,813
	Senior Notes:
100,000	7.250% due 6/15/10	94,000
157,000	8.875% due 3/15/11	154,449

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Food Products — 1.2% (continued)
$475,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	$469,062
	Total Food Products	1,636,663
Health Care Equipment & Supplies — 0.6%
575,000	Accellent Inc., Senior Subordinated Notes, 10.500% due 12/1/13	608,063
225,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	238,500
	Total Health Care Equipment & Supplies	846,563
Health Care Providers & Services — 5.1%
425,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	455,812
290,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	279,488
	DaVita Inc.:
255,000	Senior Notes, 6.625% due 3/15/13	246,394
555,000	Senior Subordinated Notes, 7.250% due 3/15/15	543,900
275,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	288,750
	HCA Inc.:
	Debentures:
40,000	6.250% due 2/15/13	38,175
75,000	7.190% due 11/15/15	74,739
	Notes:
825,000	9.000% due 12/15/14	917,801
225,000	6.375% due 1/15/15	214,274
575,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	584,344
300,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	292,500
	Psychiatric Solutions Inc., Senior Subordinated Notes:
225,000	10.625% due 6/15/13	249,750
350,000	7.750% due 7/15/15	354,375
	Tenet Healthcare Corp., Senior Notes:
475,000	7.375% due 2/1/13	441,750
1,195,000	9.875% due 7/1/14	1,221,887
290,000	6.875% due 11/15/31	237,800
600,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	584,250
	Total Health Care Providers & Services	7,025,989
Hotels, Restaurants & Leisure — 7.0%
325,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	334,750
	Boyd Gaming Corp., Senior Subordinated Notes:
350,000	7.750% due 12/15/12	359,625
400,000	6.750% due 4/15/14	388,000
	Caesars Entertainment Inc., Senior Subordinated Notes:
100,000	9.375% due 2/15/07	102,375
150,000	8.875% due 9/15/08	159,000
325,000	8.125% due 5/15/11	347,750
600,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	609,000
425,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	423,937
300,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.000% due 7/15/10 (a)	314,625
	Herbst Gaming Inc., Senior Subordinated Notes:
400,000	8.125% due 6/1/12	413,000
150,000	7.000% due 11/15/14	148,500
1,060,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,139,500

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 7.0% (continued)
$625,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	$609,375
475,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	503,500
575,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	543,375
25,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	24,688
225,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	222,750
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
50,000	7.125% due 8/15/14	49,000
225,000	6.875% due 2/15/15	216,000
650,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	624,812
600,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	612,000
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	53,625
275,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	279,125
150,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	145,125
500,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	496,250
	Station Casinos Inc., Senior Subordinated Notes:
200,000	6.500% due 2/1/14	192,000
400,000	6.875% due 3/1/16	388,500
	Total Hotels, Restaurants & Leisure	9,700,187
Household Durables — 1.9%
50,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	51,000
50,000	Beazer Homes USA Inc., Senior Notes, 6.875% due 7/15/15	47,500
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(e)	0
400,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	417,000
170,000	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	151,090
825,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	862,125
70,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 8.678% due 9/1/12	59,150
400,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	418,000
575,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	612,375
	Total Household Durables	2,618,240
Household Products — 0.4%
	Nutro Products Inc.:
70,000	Senior Notes, 9.230% due 10/15/13 (a)(d)	71,225
145,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	148,988
425,000	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	371,875
	Total Household Products	592,088
Independent Power Producers & Energy Traders — 3.3%
	AES Corp.:
110,000	Secured Notes, 9.000% due 5/15/15 (a)	119,625
	Senior Notes:
100,000	9.500% due 6/1/09	107,500
775,000	9.375% due 9/15/10	842,812
305,000	8.875% due 2/15/11	325,969
300,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (c)(d)	318,000
	Dynegy Holdings Inc.:
	Senior Debentures:
500,000	7.125% due 5/15/18	447,500
150,000	7.625% due 10/15/26	134,250
210,000	Senior Notes, 8.375% due 5/1/16 (a)	210,000
	Edison Mission Energy, Senior Notes:
80,000	7.500% due 6/15/13 (a)	79,600

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 3.3% (continued)
$430,000	7.750% due 6/15/16 (a)	$427,850
	NRG Energy Inc., Senior Notes:
225,000	7.250% due 2/1/14	225,563
1,300,000	7.375% due 2/1/16	1,304,875
	Total Independent Power Producers & Energy Traders	4,543,544
Industrial Conglomerates — 0.4%
483,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	533,715
Insurance — 0.2%
240,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	252,000
Internet & Catalog Retail — 0.3%
407,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	404,965
IT Services — 0.1%
150,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	154,875
Machinery — 0.9%
400,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	436,000
375,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	411,562
	Terex Corp., Senior Subordinated Notes:
100,000	7.375% due 1/15/14	100,750
125,000	9.250% due 7/15/11	132,813
225,000	Series B, 10.375% due 4/1/11	238,219
	Total Machinery	1,319,344
Media — 12.7%
680,000	Affinion Group Inc., 10.125% due 10/15/13 (a)	707,200
	AMC Entertainment Inc.:
665,000	Senior Subordinated Notes, 11.000% due 2/1/16 (a)	721,525
90,000	Series B, 8.625% due 8/15/12	93,150
100,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (a)	98,875
573,106	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	580,270
425,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	431,375
	CCH I Holdings LLC/CCH I Holding Capital Corp., Senior Accreting Notes:
570,000	11.750% due 5/15/14	361,950
100,000	Step bond to yield 17.441% due 1/15/15	54,000
789,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	682,485
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	461,344
	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes:
140,000	9.625% due 11/15/09	108,150
80,000	10.250% due 9/15/10	80,200
210,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes, 8.625% due 4/1/09	162,750
400,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	401,000
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	153,937
105,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	102,638
	CSC Holdings Inc.:
175,000	Debentures, Series B, 8.125% due 8/15/09	180,250
260,000	Senior Debentures, 7.625% due 7/15/18	260,000
	Senior Notes:
90,000	7.250% due 7/15/08	91,125

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Media — 12.7% (continued)
$525,000	7.000% due 4/15/12 (a)	$516,469
75,000	Series B, 8.125% due 7/15/09	77,250
	Dex Media Inc., Discount Notes:
175,000	Step bond to yield 7.865% due 11/15/13	147,875
675,000	Step bond to yield 8.340% due 11/15/13	570,375
290,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	317,550
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
297,000	8.375% due 3/15/13	315,934
850,000	6.375% due 6/15/15	803,250
	EchoStar DBS Corp., Senior Notes:
60,000	6.375% due 10/1/11	57,750
1,175,000	6.625% due 10/1/14	1,113,312
25,000	7.125% due 2/1/16 (a)	24,063
125,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.495% due 10/15/13	105,625
140,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	150,500
275,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	262,625
520,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	559,000
400,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	423,000
405,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	389,812
560,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (a)	571,200
	R.H. Donnelley Corp.:
	Senior Discount Notes:
400,000	Series A-1, 6.875% due 1/15/13 (a)	368,000
150,000	Series A-2, 6.875% due 1/15/13 (a)	138,000
850,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	858,500
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	82,875
	Radio One Inc., Senior Subordinated Notes:
225,000	6.375% due 2/15/13	211,500
400,000	Series B, 8.875% due 7/1/11	420,000
	Rainbow National Services LLC:
120,000	Senior Notes, 8.750% due 9/1/12 (a)	127,800
75,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	84,188
525,000	Rogers Cable Inc., Senior Second Priority Debentures, 8.750% due 5/1/32	588,000
475,000	Salem Communications Holding Corp., Senior Subordinated Notes, 7.750% due 12/15/10	477,375
770,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	792,137
400,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	410,000
300,000	Videotron Ltee, Senior Notes, 6.375% due 12/15/15	283,500
	XM Satellite Radio Inc., Senior Notes:
135,000	9.649% due 5/1/13 (a)(d)	127,575
245,000	9.750% due 5/1/14 (a)	229,075
225,000	Yell Finance BV, Senior Discount Notes, step bond to yield 11.148% due 8/1/11	238,023
	Total Media	17,574,362
Metals & Mining — 0.7%
400,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	439,000
85,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 7.500% due 11/15/06	85,935
325,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	364,000
60,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	64,650

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Metals & Mining — 0.7% (continued)
$500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(e)	$0
	Total Metals & Mining	953,585
Multiline Retail — 0.7%
600,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	555,000
	Neiman Marcus Group Inc.:
160,000	Senior Notes, 9.000% due 10/15/15 (a)	167,400
300,000	Senior Subordinated Notes, 10.375% due 10/15/15 (a)	317,250
	Total Multiline Retail	1,039,650
Office Electronics — 0.4%
600,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	615,750
Oil, Gas & Consumable Fuels — 7.1%
620,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	637,050
525,000	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (a)	534,187
	Chesapeake Energy Corp., Senior Notes:
525,000	7.500% due 6/15/14	538,781
225,000	7.000% due 8/15/14	225,281
105,000	6.375% due 6/15/15	99,487
275,000	6.250% due 1/15/18	257,125
25,000	6.875% due 11/15/20 (a)	24,000
225,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	239,344
250,000	Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (b)(c)(e)	0
	El Paso Corp.:
	Medium-Term Notes:
575,000	7.800% due 8/1/31	564,219
375,000	7.750% due 1/15/32	369,375
1,025,000	Notes, 7.875% due 6/15/12	1,060,875
475,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	465,500
50,000	Forest Oil Corp., Senior Notes, 7.750% due 5/1/14	50,750
150,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	154,500
230,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	223,675
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	330,750
300,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	312,750
375,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	360,000
300,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	306,000
25,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	24,625
	Stone Energy Corp., Senior Subordinated Notes:
600,000	8.250% due 12/15/11	624,000
25,000	6.750% due 12/15/14	25,188
525,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	559,125
	Whiting Petroleum Corp., Senior Subordinated Notes:
25,000	7.250% due 5/1/12	24,563
600,000	7.000% due 2/1/14	582,000
	Williams Cos. Inc.:
	Notes:
75,000	7.125% due 9/1/11	76,875
375,000	7.875% due 9/1/21	390,937
125,000	8.750% due 3/15/32	140,625
600,000	Senior Notes, 7.625% due 7/15/19	622,500
	Total Oil, Gas & Consumable Fuels	9,824,087

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Paper & Forest Products — 2.4%
	Abitibi-Consolidated Inc.:
$350,000	Debentures, 8.850% due 8/1/30	$305,375
325,000	Notes, 7.750% due 6/15/11	307,938
	Appleton Papers Inc.:
425,000	Senior Notes, 8.125% due 6/15/11	436,687
375,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	382,500
600,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	546,000
160,000	Buckeye Technologies Inc., Senior Subordinated Notes, 9.250% due 9/15/08	160,800
350,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	350,000
50,000	Georgia-Pacific Corp., Debentures, 9.500% due 12/1/11	53,750
	NewPage Corp.:
	Senior Secured Notes:
80,000	10.000% due 5/1/12	85,000
130,000	11.399% due 5/1/12 (d)	142,025
90,000	Senior Subordinated Notes, 12.000% due 5/1/13	96,750
125,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	125,000
300,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	279,000
	Total Paper & Forest Products	3,270,825
Personal Products — 0.7%
	DEL Laboratories Inc.:
75,000	Senior Secured Notes, 10.149% due 11/1/11 (a)(d)	77,250
300,000	Senior Subordinated Notes, 8.000% due 2/1/12	247,500
	Playtex Products Inc.:
200,000	Senior Secured Notes, 8.000% due 3/1/11	210,500
435,000	Senior Subordinated Notes, 9.375% due 6/1/11	455,662
	Total Personal Products	990,912
Pharmaceuticals — 1.0%
495,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	486,337
650,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	628,875
300,000	Warner Chilcott Corp., 8.750% due 2/1/15	300,750
	Total Pharmaceuticals	1,415,962
Real Estate Investment Trusts (REITs) — 2.2%
192,000	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	206,400
700,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	752,500
	Host Marriott LP, Senior Notes:
650,000	7.125% due 11/1/13	656,500
245,000	6.750% due 6/1/16 (a)	239,181
525,000	Series O, 6.375% due 3/15/15	502,688
265,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12 (a)	255,725
300,000	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 4/1/14	290,625
110,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	106,975
	Total Real Estate Investment Trusts (REITs)	3,010,594
Road & Rail — 0.8%
	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes:
90,000	7.625% due 5/15/14 (a)	90,900
235,000	7.750% due 5/15/16 (a)	237,350
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
90,000	10.250% due 6/15/07	93,600
405,000	9.375% due 5/1/12	433,350
30,000	12.500% due 6/15/12	33,300

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Road & Rail — 0.8% (continued)
$161,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	$169,050
	Total Road & Rail	1,057,550
Semiconductors & Semiconductor Equipment — 0.5%
75,000	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	76,688
750,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	656,250
	Total Semiconductors & Semiconductor Equipment	732,938
Software — 0.2%
305,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	301,188
Specialty Retail — 1.7%
	AutoNation Inc., Senior Notes:
110,000	7.045% due 4/15/13 (a)(d)	111,650
135,000	7.000% due 4/15/14 (a)	135,000
	Blockbuster Inc., Senior Subordinated Notes:
155,000	9.000% due 9/1/12 (a)	145,700
145,000	9.000% due 9/1/12	136,300
105,000	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (a)	94,500
325,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	338,000
355,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	342,575
100,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	117,500
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (b)(c)(e)	0
314,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	341,082
225,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	239,344
355,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	337,250
	Total Specialty Retail	2,338,901
Textiles, Apparel & Luxury Goods — 0.8%
	Levi Strauss & Co., Senior Notes:
100,000	12.250% due 12/15/12	113,000
750,000	9.750% due 1/15/15	778,125
225,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	219,937
100,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	70,750
	Total Textiles, Apparel & Luxury Goods	1,181,812
Trading Companies & Distributors — 0.2%
325,000	UAP Holding Corp., Senior Discount Notes, step bond to yield 10.747% due 7/15/12	315,335
Wireless Telecommunication Services — 2.4%
550,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	563,750
40,000	American Towers Inc., Senior Subordinated Notes, 7.250% due 12/1/11	41,100
150,000	Centennial Communications Corp., Senior Notes, 10.000% due 1/1/13	156,000
300,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.625% due 2/1/14	304,500
	Nextel Communications Inc., Senior Notes:
1,560,000	Series D, 7.375% due 8/1/15	1,609,078
40,000	Series E, 6.875% due 10/31/13	40,798
180,000	Rogers Wireless Communications Inc., Senior Subordinated Notes, 8.000% due 12/15/12	186,075

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Security	Value
Wireless Telecommunication Services — 2.4% (continued)
$450,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	$493,875
	Total Wireless Telecommunication Services	3,395,176
	TOTAL CORPORATE BONDS & NOTES (Cost — $128,966,477)	127,564,819
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(e) (Cost — $376,176)	0
CONVERTIBLE BOND & NOTE — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
345,000	Amkor Technology Inc., 2.500% due 5/15/11 (Cost — $321,293)	323,438
SOVEREIGN BOND — 0.2%
Brazil — 0.2%
260,000	Federative Republic of Brazil, Collective Action Securities, 8.000% due 1/15/18 (Cost — $270,812)	271,180

Shares
COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.3%
Household Durables — 0.3%
1,594,550	Home Interiors of Gifts Inc. (b)(e)	430,528
2,998	Mattress Discounters Corp. (b)(e)*	0
	TOTAL CONSUMER DISCRETIONARY	430,528
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
112	Imperial Sugar Co.	2,605
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (b)(e)*	47,416
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
4,055	Axiohm Transaction Solutions Inc. (b)(e)*	0
MATERIALS — 0.1%
Chemicals — 0.1%
9,957	Applied Extrusion Technologies Inc., Class A Shares *	72,188
	TOTAL COMMON STOCKS (Cost — $1,211,870)	552,737

Face Amount
ESCROWED SHARES(c)(e) — 0.0%
375,000	Breed Technologies Inc. (b)*	0
375,000	Pillowtex Corp. *	0
264,806	Vlasic Foods International Inc. (b)*	5,296
	TOTAL ESCROWED SHARES (Cost — $0)	5,296

See Notes to Schedules of Investments.

Salomon Brothers Institutional High Yield Bond Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Shares	Security	Value
PREFERRED STOCK — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Auto Components — 0.2%
19,000	Delphi Trust I, Cumulative Trust Preferred Securities, 8.250% *	$304,000
FINANCIALS — 0.0%
Diversified Financial Services (b)(e) — 0.0%
439	TCR Holdings Corp., Class B Shares *	1
241	TCR Holdings Corp., Class C Shares *	0
636	TCR Holdings Corp., Class D Shares *	1
1,316	TCR Holdings Corp., Class E Shares *	1
	TOTAL FINANCIALS	3
	TOTAL PREFERRED STOCK (Cost — $505,556)	304,003

Warrants
WARRANTS(b) — 0.0%
160	Brown Jordan International Inc., Expires 8/15/07(a)*	1
803,849	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(e)*	2
200	Leap Wireless International Inc., Expires 4/15/10(a)(e)*	0
500	Mattress Discounters Co., Expires 7/15/07(a)(e)*	0
2,521	Pillowtex Corp., Expires 11/24/09(e)*	13
	TOTAL WARRANTS (Cost — $13,803)	16
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $131,665,987)	129,021,489

Face Amount
SHORT-TERM INVESTMENT — 7.2%
Repurchase Agreement — 7.2%
$10,056,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchased agreement dated 5/31/06, 5.020% due 6/1/06; Proceeds at maturity - $10,057,402; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value - $10,260,561) (Cost — $10,056,000)	10,056,000
	TOTAL INVESTMENTS — 100.2% (Cost — $141,721,987#)	139,077,489
	Liabilities in Excess of Other Assets — (0.2)%	(297,264)
	TOTAL NET ASSETS — 100.0%	$138,780,225

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid security.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1a).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited)(continued)	May 31, 2006

Face Amount†		Security	Value
SOVEREIGN BONDS — 81.2%
Argentina — 3.8%
		Republic of Argentina:
$202,000	EUR	9.000% due 6/20/03 (a)	$75,821
452,000	DEM	7.000% due 3/18/04 (a)	91,935
154,000	DEM	11.250% due 4/10/06 (a)	31,575
452,000	EUR	9.000% due 4/26/06 (a)	177,634
476,000	EUR	10.250% due 1/26/07 (a)	193,174
725,000	EUR	8.000% due 2/26/08 (a)	287,248
		GDP Linked Securities:
4,505,522	ARS	0.000% due 12/15/35 (b)	116,088
345,000	EUR	0.000% due 12/15/35 (b)	40,952
254,000		0.000% due 12/15/35 (b)	23,241
		Medium-Term Notes:
444,000	EUR	8.750% due 2/4/03 (a)	177,339
238,000	EUR	7.000% due 3/18/04 (a)	92,769
1,085,000,000	ITL	10.000% due 1/3/07 (a)	228,314
		Total Argentina	1,536,090
Brazil — 18.9%
		Federative Republic of Brazil:
2,785,000		11.000% due 8/17/40	3,394,218
		Collective Action Securities:
2,578,000		8.000% due 1/15/18	2,688,854
707,000		8.875% due 10/14/19	767,095
759,000		8.750% due 2/4/25	813,079
		Total Brazil	7,663,246
Chile — 1.7%
		Republic of Chile:
107,000		7.125% due 1/11/12	113,444
107,000		5.500% due 1/15/13	105,121
452,000		Collective Action Securities, 5.526% due 1/28/08 (b)	454,260
		Total Chile	672,825
Colombia — 4.9%
		Republic of Colombia:
390,000		10.750% due 1/15/13	468,390
543,000		11.750% due 2/25/20	738,480
317,000		8.125% due 5/21/24	333,643
324,000		10.375% due 1/28/33	424,440
		Total Colombia	1,964,953
Ecuador — 2.7%
1,097,000		Republic of Ecuador, 9.000% due 8/15/30 (c)	1,079,174
El Salvador — 1.7%
		Republic of El Salvador:
533,000		7.750% due 1/24/23 (c)	567,645
114,000		8.250% due 4/10/32 (c)	121,125
		Total El Salvador	688,770
Indonesia — 0.5%
188,000	Republic of Indonesia, 8.500% due 10/12/35 (c)		204,093
Malaysia — 2.5%
167,000	Federation of Malaysia, 8.750% due 6/1/09		180,759

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount†	Security	Value
Malaysia — 2.5% (continued)
$852,000	Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (c)	$827,062
	Total Malaysia	1,007,821
Mexico — 13.6%
	United Mexican States:
721,000	11.375% due 9/15/16	982,363
821,000	8.125% due 12/30/19	924,651
	Medium-Term Notes:
1,926,000	5.625% due 1/15/17	1,793,587
	Series A:
1,098,000	6.375% due 1/16/13	1,102,392
465,000	6.625% due 3/3/15	471,045
202,000	8.000% due 9/24/22	225,230
	Total Mexico	5,499,268
Panama — 3.1%
	Republic of Panama:
404,000	7.250% due 3/15/15	418,645
83,000	8.875% due 9/30/27	97,318
212,000	9.375% due 4/1/29	258,905
266,000	6.700% due 1/26/36	253,032
218,777	PDI, 5.563% due 7/17/16 (b)	216,589
	Total Panama	1,244,489
Peru — 3.3%
	Republic of Peru:
1,077,670	FLIRB, 5.000% due 3/7/17 (b)	1,034,563
334,960	PDI, 5.000% due 3/7/17 (b)	323,237
	Total Peru	1,357,800
Philippines — 1.5%
	Republic of the Philippines:
178,000	8.875% due 3/17/15	195,907
318,000	10.625% due 3/16/25	399,090
	Total Philippines	594,997
Russia — 8.8%
	Russian Federation:
143,112	8.250% due 3/31/10 (c)	149,695
896,000	11.000% due 7/24/18 (c)	1,248,800
147,000	12.750% due 6/24/28 (c)	250,819
1,798,000	5.000% due 3/31/30 (c)	1,919,365
	Total Russia	3,568,679
South Africa — 1.5%
	Republic of South Africa:
35,000	9.125% due 5/19/09	38,106
571,000	6.500% due 6/2/14	585,275
	Total South Africa	623,381
Turkey — 7.0%
	Republic of Turkey:
35,000	11.750% due 6/15/10	40,906
178,000	11.500% due 1/23/12	214,490
119,000	11.000% due 1/14/13	143,098
286,000	7.250% due 3/15/15	284,212
323,000	7.000% due 6/5/20	310,887

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Face Amount†		Security	Value
Turkey — 7.0% (continued)
$356,000		11.875% due 1/15/30	$507,300
234,000		8.000% due 2/14/34	233,123
		Collective Action Securities, Notes:
428,000		9.500% due 1/15/14	485,780
647,000		7.375% due 2/5/25	624,355
		Total Turkey	2,844,151
Uruguay — 1.1%
		Republic of Uruguay, Benchmark Bonds:
191,000		7.500% due 3/15/15	190,045
264,015		7.875% due 1/15/33 (d)	254,774
		Total Uruguay	444,819
Venezuela — 4.6%
		Bolivarian Republic of Venezuela:
250,000		5.375% due 8/7/10	240,625
1,226,000		8.500% due 10/8/14	1,325,612
191,000		7.650% due 4/21/25	193,626
83,000		Collective Action Securities, Notes, 10.750% due 9/19/13	100,223
		Total Venezuela	1,860,086
		TOTAL SOVEREIGN BONDS (Cost — $32,032,538)	32,854,642
CORPORATE BONDS & NOTES — 14.1%
Cayman Islands — 1.6%
678,000		Vale Overseas Ltd., Notes, 6.250% due 1/11/16	654,270
Chile — 0.5%
191,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (c)	184,790
Luxembourg — 1.3%
530,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (c)	531,325
Malaysia — 0.5%
161,000		Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (c)	186,214
Mexico — 5.4%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
30,000		10.250% due 6/15/07	31,200
10,000		12.500% due 6/15/12	11,100
		Pemex Project Funding Master Trust:
167,000		8.500% due 2/15/08	173,722
297,000		9.125% due 10/13/10	328,185
50,000		8.000% due 11/15/11	53,500
369,000		7.375% due 12/15/14	382,099
		Guaranteed Bonds:
571,000		9.250% due 3/30/18	679,490
250,000		9.500% due 9/15/27	302,500
2,700,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	220,761
		Total Mexico	2,182,557
Russia — 4.3%
1,487,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)	1,751,240
Venezuela — 0.5%
210,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	198,450
		TOTAL CORPORATE BONDS & NOTES (Cost — $5,833,118)	5,688,846

See Notes to Schedules of Investments.

Salomon Brothers Institutional Emerging Markets Debt Fund

Schedules of Investments (unaudited) (continued)	May 31, 2006

Warrants		Security	Value
WARRANTS — 0.4%
2,590		Bolivarian Republic of Venezuela, Expires 4/15/20*	$90,650
8,100		United Mexican States, Series XW05, Expires 11/9/06*	16,200
6,500		United Mexican States, Series XW10, Expires 10/10/06*	23,400
5,400		United Mexican States, Series XW20, Expires 9/1/06*	36,450
		TOTAL WARRANTS (Cost — $53,375)	166,700

Contracts
PURCHASED OPTIONS — 0.1%
2,000,000	EUR	Argentina, Call @ $30.00, expires 8/22/06	14,115
2,000,000	EUR	Argentina, Call @ $30.00, expires 9/27/06	14,116
		TOTAL PURCHASED OPTIONS (Cost — $171,386)	28,231
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $38,090,417)	38,738,419

Face Amount
SHORT-TERM INVESTMENT — 2.5%
Repurchase Agreement — 2.5%
$1,020,000	Merrill Lynch, Pierce, Fenner & Smith Inc., repurchase agreement dated 5/31/06, 5.020% due 6/1/06; Proceeds at maturity - $1,020,142; (Fully collateralized by U.S. Treasury obligations, 4.125% due 8/15/08; Market value - $1,044,965) (Cost — $1,020,000)	1,020,000
	TOTAL INVESTMENTS — 98.3% (Cost — $39,110,417#)	39,758,419
	Other Assets in Excess of Liabilities — 1.7%	667,900
	TOTAL NET ASSETS — 100.0%	$40,426,319

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
DEM - German Mark
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
ITL - Italian Lira
MXN - Mexican Peso
PDI - Past Due Interest

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”) and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”), are non-diversified funds, (the “Funds”) are separate investment funds of the Salomon Brothers Institutional Series Funds Inc (“Series”). The Series is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company incorporated in Maryland on January 19, 1996.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk.  The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risks related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2.  Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
High Yield Bond Fund	$2,575,964	$(5,220,462)	$(2,644,498)
Emerging Markets Debt Fund	1,722,168	(1,074,166)	648,002

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	July 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	July 28, 2006